Note 10 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Premises and equipment, gross	$ 24,165	$ 23,665
Accumulated depreciation	(15,942)	(16,196)
	8,223	7,469
Land [Member]
Premises and equipment, gross	2,021	2,021
Building and Building Improvements [Member]
Premises and equipment, gross	9,666	8,930
Furniture and Fixtures [Member]
Premises and equipment, gross	$ 12,478	$ 12,714